UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21035

CITIZENSSELECT FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	01/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
CitizensSelect Prime Money Market Fund
January 31, 2007 (Unaudited)

Negotiable Bank Certificates of Deposit--21.1%	Principal Amount ($)	Value ($)

Alliance & Leicester PLC (London)
5.34%, 3/1/07	30,000,000	30,000,000
Bank of Ireland (Yankee)
5.26%, 5/21/07	15,000,000 a	15,002,807
Barclays Bank PLC (Yankee)
5.32%, 2/7/07	25,000,000	25,000,000
Bayerische Hypo-und Vereinsbank AG (Yankee)
5.31%, 4/5/07	30,000,000	30,000,000
BNP Paribas (Yankee)
5.31%, 6/11/07	30,000,000	30,000,000
HBOS Treasury Services PLC (London)
5.32%, 2/6/07	25,000,000	25,000,000
Wilmington Trust Co., DE
5.32%, 5/14/07	30,000,000	29,999,125
Total Negotiable Bank Certificates of Deposit
(cost $185,001,932)		185,001,932
Commercial Paper--54.2%

Abbey National North America LLC
5.28%, 2/1/07	35,000,000	35,000,000
Amstel Funding Corp.
5.31%, 3/29/07	30,000,000 a	29,755,467
Bank of America Corp.
5.27% - 5.31%, 5/7/07 - 6/4/07	35,000,000	34,420,311
Bear Stearns Cos. Inc.
5.33%, 3/29/07	25,000,000	24,798,167
Beta Finance Inc.
5.33%, 5/21/07	25,000,000 a	24,607,146
Citigroup Funding Inc.
5.32% - 5.34%, 2/13/07 - 5/4/07	35,000,000	34,821,828
Deutsche Bank Financial LLC
5.27%, 2/1/07	35,000,000	35,000,000
FCAR Owner Trust, Ser. I
5.31%, 4/3/07	35,000,000	34,692,204
General Electric Capital Services Inc.
5.32%, 5/14/07	25,000,000	24,633,083
General Electric Co.
5.30%, 3/30/07	20,000,000	19,834,383
Grampian Funding Ltd.
5.34%, 5/16/07	25,000,000 a	24,624,445
Lexington Parker Capital Co. LLC
5.31%, 4/4/07	25,000,000 a	24,777,403
Prudential Funding LLC
5.27%, 2/1/07	35,000,000	35,000,000
Swedbank (ForeningsSparbanken AB)
5.31%, 4/12/07	30,000,000	29,694,625
UBS Finance Delaware LLC

5.26%, 2/1/07	35,000,000	35,000,000
WestpacTrust Securities NZ Ltd.
5.31%, 5/10/07	30,000,000 a	29,573,700
Total Commercial Paper
(cost $476,232,762)		476,232,762
Corporate Notes--20.6%

Commonwealth Bank of Australia
5.32%, 2/26/07	15,000,000 b	15,000,000
Cullinan Finance Ltd.
5.32%, 9/20/07	25,000,000 a,b	24,998,387
General Electric Capital Corp.
5.28%, 2/26/07	25,000,000 b	25,000,000
K2 (USA) LLC
5.33%, 10/1/07	20,000,000 a,b	19,998,670
Morgan Stanley
5.49%, 4/18/07	21,000,000 b	21,030,249
Rabobank Nederland
5.33%, 2/15/07	25,000,000 b	25,000,000
Royal Bank of Scotland PLC
5.31%, 2/21/07	10,000,000 b	10,000,000
Societe Generale
5.32%, 2/2/07	15,000,000 b	15,000,000
Svenska Handelsbanken
5.29%, 2/21/07	10,000,000 b	10,000,000
Wells Fargo & Co.
5.31%, 2/5/07	15,000,000 b	15,000,000
Total Corporate Notes
(cost $181,027,306)		181,027,306
Time Deposits--4.2%

Branch Banking & Trust Co. (Grand Cayman)
5.25%, 2/1/07	5,000,000	5,000,000
State Street Bank and Trust Co., Boston, MA (Grand Cayman)
5.28%, 2/1/07	32,000,000	32,000,000
Total Time Deposits
(cost $37,000,000)		37,000,000
Total Investments (cost $879,262,000)	100.1%	879,262,000
Liabilities, Less Cash and Receivables	(.1%)	(1,032,203)
Net Assets	100.0%	878,229,797
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities
	amounted to $193,338,025 or 22.0% of net assets.
b	Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
CitizensSelect Treasury Money Market Fund
January 31, 2007 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--100.4%	of Purchase (%)	Amount ($)	Value ($)

2/1/07	4.85	2,000,000	2,000,000
2/8/07	4.89	4,500,000	4,495,739
2/15/07	4.83	31,446,000	31,387,481
2/22/07	4.92	40,000,000	39,885,550
3/1/07	4.93	48,821,000	48,635,980
3/8/07	5.03	30,000,000	29,856,792
3/15/07	4.91	67,000,000	66,622,425
3/22/07	5.03	2,500,000	2,483,037
3/29/07	5.01	61,000,000	60,529,476
4/5/07	5.00	45,000,000	44,612,288
4/12/07	5.03	13,000,000	12,874,496
5/3/07	4.93	35,000,000	34,572,237
Total Investments (cost $377,955,501)		100.4%	377,955,501
Liabilities, Less Cash and Receivables		(.4%)	(1,381,283)
Net Assets		100.0%	376,574,218

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CITIZENSSELECT FUNDS

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 22, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 22, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)